Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Abstract]
Gross Amount	$ 1,185,633	$ 1,235,633	$ 1,235,633
Accumulated Amortization	733,143	703,623	621,247
Net Balance	$ 452,490	$ 532,010	$ 614,386
Weighted Average Remaining Useful Life	5 years 8 months 1 day	6 years 7 months 9 days	7 years 6 months 29 days